REVENUE	12 Months Ended
Dec. 31, 2018
Disclosure Of Revenue [Abstract]
Disclosure of revenue [text block]
NOTE 9. REVENUE

	January - December
Classes of revenue	2018	2017	2016
	ThU.S.$	ThU.S.$	ThU.S.$
Revenue from sales of goods	5,857,584	5,133,339	4,649,581
Revenue from rendering of services	97,249	105,002	111,804
Total	5,954,833	5,238,341	4,761,385

The reportable
segments
revenues by business area and by geographical area are presented in Note 24.